NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
Schedule of Non-Controlling Interests
The Company's Non-controlling interests included on the Consolidated balance sheet are as follows:

at December 31	2019	2018
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	1,634	1,655

The Company's Net income/(loss) attributable to non-controlling interests included in the Consolidated statement of income are as follows:

year ended December 31	2019	2018	2017
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	293	(185)	220
Non-controlling interest in Portland Natural Gas Transmission System[1]	—	—	9
Non-controlling interest in Columbia Pipeline Partners LP2	—	—	9
	293	(185)	238

1	Non-controlling interest in 2017 for the period January to May when TC Energy sold its remaining interest in Portland to TC PipeLines, LP.
2
Non-controlling interest up to the February 17, 2017 acquisition of all publicly held common units of Columbia Pipeline Partners LP.